Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Trading assets and liabilities
end of	6M15	2014
Trading assets (CHF million)
Debt securities	83,381	94,405
Equity securities	80,481	94,493
Derivative instruments [1]	30,040	37,979
Other	11,996	14,436
Trading assets	205,898	241,313
Trading liabilities (CHF million)
Short positions	32,871	35,799
Derivative instruments [1]	26,586	36,868
Trading liabilities	59,457	72,667
1 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M15	2014
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,534	33,716
Cash collateral received	23,086	28,505
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,511	10,909
Cash collateral received	15,388	16,776
1 Recorded as cash collateral netting on derivative instruments in Note 19 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 16 – Other assets and other liabilities.